Comprehensive Income (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Comprehensive Income
Comprehensive income	$ 26.3	$ 49.7	$ 63.4	$ 103.3